Morgan, Lewis & Bockius LLP                                         MORGAN LEWIS
1701 Market Street
Philadelphia, PA  19103-2921
Tel:  +1.215.963.5000
Fax:  +1. 215.963.5001
www.morganlewis.com



June 2, 2015


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated May 29, 2015 for the Trust's Hancock Horizon Government Money Market Fund, Hancock Horizon Core Bond Fund, Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon U.S. Small Cap Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon International Small Cap Fund and Hancock Horizon Microcap Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 189, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-15-000407) on May 28, 2015.

Please contact the undersigned at 215.963.4660 with your questions or comments.

Very truly yours,


/s/ Christine Nassauer
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Christine Nassauer